Stock-based Compensation (Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Closing stock price (in dollars per share)	$ 117.47
Options Outstanding
Number of options outstanding (in shares) | shares	3.8
Weighted-average years to expiration of options outstanding	6 years 8 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 86.89
Aggregate intrinsic value of options outstanding | $	$ 114
Options Exercisable
Number of options exercisable (in shares) | shares	1.7
Weighted average exercise price of options exercisable (in dollars per share)	$ 72.22
Aggregate intrinsic value of options exercisable | $	$ 76
Weighted-average years to expiration of options exercisable	5 years
Range of Exercise Prices 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 27.33
Ceiling of exercise price range (in dollars per share)	$ 45.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.2
Weighted-average years to expiration of options outstanding	1 year 6 months
Weighted average exercise price of options outstanding (in dollars per share)	$ 35.95
Aggregate intrinsic value of options outstanding | $	$ 16
Options Exercisable
Number of options exercisable (in shares) | shares	0.2
Weighted average exercise price of options exercisable (in dollars per share)	$ 35.95
Aggregate intrinsic value of options exercisable | $	$ 16
Range of Exercise Prices 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 45.01
Ceiling of exercise price range (in dollars per share)	$ 65.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.4
Weighted-average years to expiration of options outstanding	3 years 3 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 54.93
Aggregate intrinsic value of options outstanding | $	$ 24
Options Exercisable
Number of options exercisable (in shares) | shares	0.4
Weighted average exercise price of options exercisable (in dollars per share)	$ 54.93
Aggregate intrinsic value of options exercisable | $	$ 24
Range of Exercise Prices 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 65.01
Ceiling of exercise price range (in dollars per share)	$ 85.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.8
Weighted-average years to expiration of options outstanding	5 years 8 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 74.77
Aggregate intrinsic value of options outstanding | $	$ 35
Options Exercisable
Number of options exercisable (in shares) | shares	0.6
Weighted average exercise price of options exercisable (in dollars per share)	$ 76.01
Aggregate intrinsic value of options exercisable | $	$ 24
Range of Exercise Prices 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 85.01
Ceiling of exercise price range (in dollars per share)	$ 105.00
Options Outstanding
Number of options outstanding (in shares) | shares	1.5
Weighted-average years to expiration of options outstanding	7 years 4 months 24 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 95.00
Aggregate intrinsic value of options outstanding | $	$ 33
Options Exercisable
Number of options exercisable (in shares) | shares	0.5
Weighted average exercise price of options exercisable (in dollars per share)	$ 93.17
Aggregate intrinsic value of options exercisable | $	$ 12
Range of Exercise Prices 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 105.01
Ceiling of exercise price range (in dollars per share)	$ 126.35
Options Outstanding
Number of options outstanding (in shares) | shares	0.9
Weighted-average years to expiration of options outstanding	9 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 110.77
Aggregate intrinsic value of options outstanding | $	$ 6
Options Exercisable
Number of options exercisable (in shares) | shares	0.0
Weighted average exercise price of options exercisable (in dollars per share)	$ 115.48
Aggregate intrinsic value of options exercisable | $	$ 0